Carnival Corporation & PLC Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Nov. 30, 2018	Nov. 30, 2017
Common stock
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,960	1,960
Common stock, shares issued (in shares)	656	655
Treasury stock, shares (in shares)	129	122
Carnival PLC | Ordinary shares
Common stock, par value (USD per share)	$ 1.66	$ 1.66
Common stock, shares issued (in shares)	217	217
Treasury stock, shares (in shares)	48	32